Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Schedule of property and equipment, net

	December 31,
	2011	2012
	RMB
Cost:
Buildings	101,104	136,886
Equipment	101,526	123,082
Office furniture and fixtures	14,239	24,942
Leasehold improvements	131,343	178,979
Less: accumulated depreciation	(68,750)	(126,496)
Less: impairment of long lived assets	(3,366)	(13,195)
Construction in progress:	22,029	44,041
	298,125	368,239